Significant Accounting Policies (Schedule of Estimated Useful LIves of Intangible Assets) (Details)	12 Months Ended
Dec. 31, 2022
Trademarks [Member] | Minimum [Member]
Intangible assets [Line Items]
Estimated Useful Life Amortization in Years	15 years
Trademarks [Member] | Maximum [Member]
Intangible assets [Line Items]
Estimated Useful Life Amortization in Years	20 years
Technology / patents [Member] | Minimum [Member]
Intangible assets [Line Items]
Estimated Useful Life Amortization in Years	7 years
Technology / patents [Member] | Maximum [Member]
Intangible assets [Line Items]
Estimated Useful Life Amortization in Years	20 years
Customer relationships [Member] | Minimum [Member]
Intangible assets [Line Items]
Estimated Useful Life Amortization in Years	15 years
Customer relationships [Member] | Maximum [Member]
Intangible assets [Line Items]
Estimated Useful Life Amortization in Years	25 years
Computer applications [Member] | Minimum [Member]
Intangible assets [Line Items]
Estimated Useful Life Amortization in Years	3 years
Computer applications [Member] | Maximum [Member]
Intangible assets [Line Items]
Estimated Useful Life Amortization in Years	10 years